Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Restricted Shares (Details) share in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) shares share	Mar. 31, 2021 USD ($) share shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments [Line Items]
Vested during the year (in shares) | shares	0	(114,024)
Restricted Shares (RSA) | Global Blue Management Incentive Plan
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning balance (in shares)	475	0
Granted during the year (in shares)	1,426	475
Vested during the year (in shares)	(93)	0
Forfeited during the year (in shares)	(134)	0
Number of other equity instruments outstanding in share-based payment arrangement, ending balance (in shares)	1,674	475
Weighted average fair value (in USD per share) | $	$ 6.62	$ 8.65